Contributed surplus (Schedule of Options Outstanding) (Details)	Dec. 31, 2020 shares Years $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	1,636,236	1,573,411	1,474,477
Options outstanding, Weighted average exercise price | $ / shares	$ 4.93	$ 4.63	$ 4.12
Options outstanding, Weighted average remaining contractual life (years) | Years	2.43
Options exercisable, Number | shares	938,587
Options exercisable, Weighted average exercise price | $ / shares	$ 4.13
Options exercisable, Weighted average remaining contractual life (years) | Years	1.55
Exercise price range 1.98 - 2.38 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	284,188
Options outstanding, Weighted average exercise price | $ / shares	$ 2.20
Options outstanding, Weighted average remaining contractual life (years) | Years	0.32
Options exercisable, Number | shares	284,188
Options exercisable, Weighted average exercise price | $ / shares	$ 2.20
Options exercisable, Weighted average remaining contractual life (years) | Years	0.32
Exercise price range 2.39 - 3.89 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	320,593
Options outstanding, Weighted average exercise price | $ / shares	$ 2.80
Options outstanding, Weighted average remaining contractual life (years) | Years	1.94
Options exercisable, Number | shares	287,259
Options exercisable, Weighted average exercise price | $ / shares	$ 2.69
Options exercisable, Weighted average remaining contractual life (years) | Years	1.72
Exercise price range 3.90 - 6.19 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	382,750
Options outstanding, Weighted average exercise price | $ / shares	$ 5.48
Options outstanding, Weighted average remaining contractual life (years) | Years	4.34
Options exercisable, Number | shares
Options exercisable, Weighted average exercise price | $ / shares
Options exercisable, Weighted average remaining contractual life (years) | Years
Exercise price range 6.20 - 6.72 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	317,188
Options outstanding, Weighted average exercise price | $ / shares	$ 6.40
Options outstanding, Weighted average remaining contractual life (years) | Years	2.22
Options exercisable, Number | shares	211,460
Options exercisable, Weighted average exercise price | $ / shares	$ 6.40
Options exercisable, Weighted average remaining contractual life (years) | Years	2.22
Exercise price range 6.73 - 7.39 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	331,517
Options outstanding, Weighted average exercise price | $ / shares	$ 7.28
Options outstanding, Weighted average remaining contractual life (years) | Years	2.71
Options exercisable, Number | shares	155,680
Options exercisable, Weighted average exercise price | $ / shares	$ 7.23
Options exercisable, Weighted average remaining contractual life (years) | Years	2.57